Note 2 - Summary of Significant Accounting Policies - Reconciliation of Changes in Fair Value (Details) $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
Balance	$ 278
Gains or losses from changes in fair value
Balance	$ 278